CONDENSED STATEMENT OF STOCKHOLDERS’ EQUITY (DEFICIT) (Parenthetical) (USD $)	9 Months Ended	12 Months Ended								9 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Warrants 1.65	Dec. 31, 2010 Warrants 1.65	Dec. 31, 2011 Warrants 1.80	Dec. 31, 2010 Warrants 2.00	Sep. 30, 2013 Warrants 1.50	Dec. 31, 2003 Founders
Sale of common stock, per share					$ 0.50						$ 0.0001
Common stock and warrants issued, issuance date											2003-11
Common stock and warrants issued, price per share	$ 1.773	$ 2.20	$ 1.50	$ 1.00		$ 1.65	$ 1.65	$ 1.80	$ 2.00	$ 1.50